Related Party Balances and Transactions (Details) - Schedule of Related Parties’ Transactions - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
a. Derivative products transaction
Derivative products transaction	$ (3,679,409)	$ (12,308,656)	$ (11,254,638)
b. Digital assets payables
Digital assets payables	8,926,859	22,854,211
c. Payable to customer
Payable to customer	41,634,975	10,393,665
Derivative products entered with Antalpha [Member]
a. Derivative products transaction
Derivative products transaction	139,393,093	249,737,146
Derivative products expired to Antalpha [Member]
a. Derivative products transaction
Derivative products transaction	(154,095,287)	(255,937,255)
Derivative products entered with Mrs. Wang [Member]
a. Derivative products transaction
Derivative products transaction	20,234,318	4,768,863
Derivative products expired to Mrs. Wang [Member]
a. Derivative products transaction
Derivative products transaction	(19,313,245)	(4,727,321)
Derivative products entered with Mr. Ni Ming [Member]
a. Derivative products transaction
Derivative products transaction	1,381,552	60,743
Derivative products expired to Mr. Ni Ming [Member]
a. Derivative products transaction
Derivative products transaction	(119,535)	(60,743)
Derivative products entered with LSQ Investment Fund SPC – Next Generation Fund I SP [Member]
a. Derivative products transaction
Derivative products transaction	29,811,264	4,640,000
Derivative products expired to LSQ Investment Fund SPC – Next Generation Fund I SP [Member]
a. Derivative products transaction
Derivative products transaction	(34.575494)	(85,586)
Derivative products entered with Mr. Hongyu Zhang [Member]
a. Derivative products transaction
Derivative products transaction	1,595,015
Derivative products expired to Mr. Hongyu Zhang [Member]
a. Derivative products transaction
Derivative products transaction	(1,449,520)
Derivative products entered with Folius Venture LLC [Member]
a. Derivative products transaction
Derivative products transaction	29,811,264
Derivative products expired to Folius Venture LLC [Member]
a. Derivative products transaction
Derivative products transaction	(34,575,494)
Antalpha [Member]
b. Digital assets payables
Digital assets payables	2,934,976	21,127,674
Mrs. Wang [Member]
b. Digital assets payables
Digital assets payables	4,330,653	1,726,537
c. Payable to customer
Payable to customer	3,032,712	496,899
Mr. Ming Ni [Member]
b. Digital assets payables
Digital assets payables	1,283,860
Folius Venture LLC [Member]
b. Digital assets payables
Digital assets payables	377,370
c. Payable to customer
Payable to customer	962,689
Antalpha Technologies Limited [Member]
c. Payable to customer
Payable to customer	3,548	4,624,228
d. Other payables
Other payables	1,000,040	20,930
Antpool Technologies Limited [Member]
c. Payable to customer
Payable to customer		91,101
Mr. Ni Ming [Member]
c. Payable to customer
Payable to customer	28,806
LSQ Investment Fund SPC – Next Generation Fund I SP [Member]
c. Payable to customer
Payable to customer	37,607,220	5,181,437
Consideration on the disposal of business to Liqing Zheng and Yang Xu [Member]
e. Business Transaction
Business Transaction		$ 1